Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
VESSELS, NET [Abstract]
Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$1,506,188	$(276,139)	$1,230,049
Additions	15,341	(55,983)	(40,642)
Vessel impairment losses	(42,231)	15,030	(27,201)
Transfer to vessel held for sale	(125,000)	—	(125,000)

Balance December 31, 2016	$1,354,298	$(317,092)	$1,037,206
Additions	158,241	(56,210)	102,031
Disposals	(26,233)	18,688	(7,545)
Vessel impairment losses	(66,228)	33,551	(32,677)

Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance June 8, 2017	$32,350	$—	$32,350
Additions	61,503	(114)	61,389
Navios Containers’ deconsolidation	(93,853)	114	(93,739)

Balance August 29, 2017	$—	$—	$—